SUPPLEMENT DATED SEPTEMBER 28, 1995 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF LORD ABBETT AFFILIATED FUND.

















This page together with the Affiliated sales piece, constitutes the entire supplement dated September 28, 1995 to the Lord Abbett Affiliated Fund's current statement of additional information.

SEC-required uniformly computed average annual rates of total return for Affiliated Fund at the current maximum sales charge of 5.75% for the following periods ended 6/30/95 were:

          10 YEARS              5 YEARS               1 YEAR
--------------------------------------------------------------------------------
          +12.55%               +10.89%               +16.30%

Past performance is no indication of future results. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Total return is the percent change in value with all distributions reinvested. For more complete information about Affiliated Fund (or any other Lord Abbett-managed fund), including a description of charges and expenses, call your financial adviser or Lord, Abbett & Co. at 800-874-3733 for a prospectus. You should read the prospectus carefully before investing. If used after 9/30/95, this piece must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.


If You Need Two More Reasons ...
--------------------------------------------------------------------------------

                                   IT'S EASY

We can automatically debit your bank checking account by a fixed-dollar amount twice a month, monthly, every other month or quarterly. To receive information on establishing an automatic investment plan (Invest-A-Matic), call 800-874-3733:

 . For existing Lord Abbett accounts, ask for an Invest-A-Matic Instructions and Authorization Form.

 . For new accounts, ask for a prospectus. The Invest-A-Matic section is in the application. The minimum initial investment amount for a new account is $250.

                                LOW INVESTMENT
                                    AMOUNTS

 . Fixed investment amounts can be as low as $50 a month.


                        ------------------------------
                             Don't Put Off Paying
                        ------------------------------
                            Yourself Another Day...
                        ------------------------------
                              Get Started Today!
                        ------------------------------



[LOGO OF LORD ABBETT  Lord, Abbett & Co.
 & CO. APPEARS HERE]  Investment Management

A Tradition of Performance Through Disciplined Investing
---------------------------------------------------------------------------
The GM Building * 767 Fifth Avenue * New York, NY 10153-0203 * 800-426-1130

                                                                       LAC508118
                                                                          (9/95)


                                  Most People

                                    Don't Plan

                                  to fail...

                                     They

                                  Fail To Plan
                                       -------

WITH SO MANY BILLS TO PAY ...
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                             --------------------
                                 RENT/MORTGAGE
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                                   TELEPHONE
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                                  ELECTRICITY
                             --------------------
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                                 CAR INSURANCE
                             --------------------
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                                     HEAT
                             --------------------
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                                LIFE INSURANCE
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                                   TUITION
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                                   MEDICAL
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                                 SUBSCRIPTIONS
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                                 CREDIT CARDS
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 ... HAVE YOU REMEMBERED TO PAY YOURSELF???
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Investing for your future requires discipline. The trouble is, most people put off making regular investments -- but time has a funny way of sneaking past quickly. Don't get caught. There's an investment strategy that involves making regular, fixed investments for your future goals called dollar-cost averaging that can help you discipline your investing.


WHAT IS DOLLAR-COST AVERAGING?
--------------------------------------------------------------------------------

It is a disciplined strategy in which you make systematic investments in the same dollar amount regardless of whether securities markets are moving up or down. When the share price of a mutual fund is low, the same investment dollars will buy more shares than they will when the fund's price is higher, thereby enabling investors to reduce their average share cost. DOLLAR-COST AVERAGING IS AVAILABLE ON MOST LORD ABBETT-MANAGED FUNDS.


CALL YOUR FINANCIAL ADVISER
--------------------------------------------------------------------------------

Your financial adviser can help identify your investment needs and assess how dollar-cost averaging, using Lord Abbett's Invest-A-Matic service, can help you. Additionally, your financial professional can review your portfolio to see if any additional Lord Abbett funds might be appropriate for you. For example, investors reinvesting their dividends are seeking to grow their assets. If you are reinvesting in a fixed-income fund, why not talk to your financial professional about adding an equity fund? A systematic investment example using Affiliated Fund, which seeks long-term growth of capital and income without excessive fluctuations in market value, is illustrated below.

SYSTEMATIC INVESTING RESULTS CAN BE IMPRESSIVE
--------------------------------------------------------------------------------

Here's an example of investing systematically in Lord Abbett's Affiliated Fund, one of the nation's oldest growth and income mutual funds.

In order to plan for their son's college education costs, the Johnsons started a college fund when he was born with a $250 investment in Lord Abbett's Affiliated Fund. Every month they invested $100 in the Fund; they reinvested all dividends and capital gains distributions, which compounded their earnings. After 18 1/2 years, their son's college fund was worth $95,162.

                              12/31/76 - 6/30/95

                             [GRAPH APPEARS HERE]

DOLLAR-COST AVERAGING GRAPH

This graph indicates a hypothetical cumulative investment of $22,450, that between the period from 12/31/76 to 6/30/95, grew to a total value of $95,162 (assuming the reinvestment of all dividends and capital gains.)

               CUMULATIVE          TOTAL
               INVESTMENT          VALUE
                    250             236
                  1,450           1,324
                  2,650           2,515
                  3,850           4,541
                  5,050           6,958
                  6,250           8,100
                  7,450          11,427
                  8,650          15,590
                  9,850          17,895
                 11,050          24,002
                 12,250          30,723
                 13,450          32,721
                 14,650          38,107
                 15,850          48,328
                 17,050          46,930
                 18,250          58,512
                 19,450          66,997
                 20,650          77,064
                 21,850          81,374
                 22,450          95,162

--------------------------------------------------------------------------------
This hypothetical investment reflects the deduction of the maximum 5.75% sales charge for investments under $50,000. For account values over $50,000, the reduced sales charge of 4.75% was applied under Rights of Accumulation. A program of systematic investing does not guarantee a profit or protect against loss of principal in declining markets and, investors should consider their ability to buy shares continuously during periods of falling prices, when the value of their investments may be declining.